Ageing of Capitalised Exploratory Well Costs (Detail) $ in Millions	Jun. 30, 2019 USD ($) Project	Jun. 30, 2018 USD ($) Project	Jun. 30, 2017 USD ($) Project	Jun. 30, 2016 USD ($)
Extractive Industries [Abstract]
Exploratory well costs capitalised for a period of one year or less	$ 210	$ 124	$ 120
Exploratory well costs capitalised for a period greater than one year	830	670	548
At the end of the year	$ 1,040	$ 794	$ 668	$ 770
Number of projects that have been capitalised for a period greater than one year | Project	13	17	14